Accrued Expenses and Other Payables (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Expenses and Other Payables

Accrued expenses and other payables consisted of the following:

At December 31,	2011	2012
Accrued salaries	$3,003	$6,142
Accrued bonus	1,967	3,833
Accrued tooling and equipment charges	3,485	865
Accrued professional fees	1,607	2,479
Construction payable	17,025	5,435
Advance received from a customer	—	16,644
Others	8,893	5,819

	$35,980	$41,217